Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent events
2 1 .	Subsequent events
The Group has evaluated subsequent events through April 2 8 , 2020, which is the date when the combined and consolidated financial statements were issued.